Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
8.	SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue unlimited ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share.

On July 6, 2018, the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately US$2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is US$2.60. The Series A Warrants have an exercise price of US$2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was US$1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.

As of December 31, 2018 and 2017, there were 25,288,003 and 23,758,817 ordinary shares issued and outstanding, respectively.

Ordinary Shares Held in Escrow

Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) shall be released upon the post-combination company obtaining certain specified adjusted consolidated net income targets in each of calendar years 2016, 2017 and 2018.

The target adjusted consolidated net income ranging in 2016 from US$20.2 million at the bottom to US$32.0 million at the top, in 2017 from US$22.6 million at the bottom to US$38.0 million at the top, and in 2018 from US$25.6 million at the bottom to US$44.0 million at the top, and with the average adjusted consolidated net income target for the alternative earn-out payment ranging from US$23.3 million at the bottom to US$40.0 million at the top.

The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares were released in 2017. However the Company has not achieved the earn-out payment requirement in both 2018 and 2017, thus the two thirds of 8 million escrowed restricted shares were not released.

Restricted Shares

On September 23, 2016, the members of the Compensation Committee of China Lending Corporation have determined to issue 2,700 shares of restricted shares to 19 employees of the Company. In the event the employee’s services are terminated with the Company for any reason prior to vesting of the shares, the non-vested shares shall be forfeited by the employee. As of December 31, 2016, no restricted shares were vested or forfeited and the Company had 2,700 shares of granted and unvested restricted shares.

During fiscal 2017, the company has paid common share dividends and issued 116 shares for existing shareholders. Half of the shares were vested on September 22, 2017 and the remaining half of the shares were vested on September 22, 2018. On January 20, 2017, 200 shares of restricted shares to employees were forfeited as a result of termination of services.

As of December 31, 2017, the Company had 1,308 shares of granted and unvested restricted shares.

On April 4, 2018, the Company forfeited 1,150 shares of restricted shares as the employees resigned from the Company.

On September 18, 2018, the Company granted 370,525 shares of restricted shares to four employees and one independent director of the Company for the services provided for the past one year. These shares are vested immediately upon grant. The fair value of restricted shares is determined with reference to the fair value of the underlying shares on grant date and is recognized as expense on the grant date. Share-based compensation expense, when recognized, is charged for the consolidated income statements with the corresponding entry to additional paid-in capital.

A summary of the changes in the restricted shares related to ordinary shares granted by the Company during the year ended December 31, 2018 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Granted and unvested as of December 31, 2016	2,700	$7.90
Granted	116	7.90
Vested	(1,308)	7.90
Forfeited	(200)	7.90
Granted and unvested as of December 31, 2017	1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018	-	$-

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of December 31, 2018 and 2017, there were 715,000 preferred shares issued and outstanding.

Warrants

A summary of warrants activity for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2016	9,280,323	4.52 years	July 6, 2021

Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	4 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	4 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years

Warrants (continued)

 Series A Warrants

In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of US$2.60 per share.

The Series A Warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional shares of common stock, options, warrants or other securities that are convertible into common stock at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of shares of common stock, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants was classified as a liability.Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018 and December 31, 2018, the Company estimated fair value of the Series A Warrants at US$1,202,310 and $510,000, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

On the July 10, 2018 and December 31, 2018, the Company estimated the fair value of Series A Warrants using the following assumption.

	On July 10, 2018	On December 31, 2018
Terms of warrants	48 months	42 months
Exercise price	2.60	2.60
Risk free rate of interest	2.77%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.29

Series B Warrants

In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.

Based on an evaluation as discussed in FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series B Warrants were not considered indexed to its own stock because the settlement amount does not equal the difference between the fair value of a fixed number of the Company’s shares and a fixed strike price. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

The Company estimated its fair value of the Series B Warrants at US$504,499 using the Black-Scholes valuation model on the July 10, 2018 using the following assumption.

On July 10, 2018
Terms of warrants	1 months
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87

On August 9, 2018, the closing bid price of the Company’s ordinary shares was US$1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at US$391. The carrying fair value of the warrant liabilities on the exercise day was US$503,847, and the fair value change in warrant liabilities for the years ended December 31, 2018 was US$652. The Company incurred a gain of US$652 upon exercise of the warrants.

Placement Agent Warrants

On April 6, 2018, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent has agreed to act as placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 6.0% of the aggregate number of ordinary shares sold in this offering, which warrant will have the same term as Series A Warrants, including exercise price, vesting period, antidilution terms and etc. As such, same as the classification of Series A Warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of July 10, 2018 and December 31, 2018, the Company estimated fair value of the Placement Agent Warrants at US$96,185 and US$40,800, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on July 10, 2018, the Company incurred direct and incremental issuance costs of US$310,000. These costs were allocated to common stock, Series A Warrants and Series B Warrants in proportion to the allocation of proceeds. The issuance costs allocated to common stock were accounted for as a reduction of proceeds of the common stocks, while the issuance costs allocated to warrants were accounted for as non-operating expenses.